Operating Lease Right-of-Use (ROU) Assets and Operating Lease Liabilities	9 Months Ended
Feb. 28, 2021
Leases [Abstract]
Operating Lease Right-of-Use ("ROU") Assets and Operating Lease Liabilities

NOTE 6 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. The Company entered into various lease agreements.

The significant assumption used to determine the present value of the lease liability was a discount rate of 10% which was based on the Company’s estimated incremental borrowing rate.

Future base lease payments under the non-cancelable operating lease at February 28, 2021 are as follows:

Years Ending May 31,	Amount
2021	$101,854
2022	411,278
2023	391,832
2024	373,870
2025	330,017
2026	110,000
Total minimum non-cancelable operating lease payments	1,718,851
Less: discount to fair value	(405,258)
Total lease liability at February 28, 2021	$1,313,593